  YieldMax Bitcoin Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 6.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 6.9%
iShares Bitcoin Trust ETF, Expiration: 8/7/2026; Exercise Price: $37.00	$44,193,600	12,400	$229,400
iShares Bitcoin Trust ETF, Expiration: 9/18/2026; Exercise Price: $35.01	44,193,600	12,400	2,852,124
			3,081,524

TOTAL PURCHASED OPTIONS (Cost $4,229,000)			3,081,524

SHORT-TERM INVESTMENTS - 97.6%
Money Market Funds - 2.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		877,506	877,506

U.S. Treasury Bills - 95.6%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$10,257,000	10,253,927
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		10,390,000	10,357,702
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		11,500,000	11,414,359
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		9,007,000	8,885,726
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		1,721,000	1,685,273
			42,596,987

TOTAL SHORT-TERM INVESTMENTS (Cost $43,467,690)			43,474,493

TOTAL INVESTMENTS - 104.5% (Cost $47,696,690)			$46,556,017
Liabilities in Excess of Other Assets - (4.5)%			(2,006,881)
TOTAL NET ASSETS - 100.0%			$44,549,136

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $41,602,958.

  YieldMax Bitcoin Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (5.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.4)%
iShares Bitcoin Trust ETF, Expiration: 8/7/2026; Exercise Price: $36.00	$(44,193,600)	(12,400)	$(601,400)

Put Options - (4.1)%
iShares Bitcoin Trust ETF, Expiration: 9/18/2026; Exercise Price: $35.01	(44,193,600)	(12,400)	(1,835,324)

TOTAL WRITTEN OPTIONS (Premiums received $2,897,840)			$(2,436,724)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.